Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Information about Operating Results and Assets for Each Segment
Information about operating results and assets for each segment as of and for the years ended December 31, 2020, 2019 and 2018 is as follows:

	Office	Imaging System	Medical System	Industry and Others	Corporate and eliminations	Consolidated
	(Millions of yen)
2020:
Net sales:
External customers	1,437,188	711,317	435,368	577,130	(760)	3,160,243
Intersegment	3,024	921	706	77,683	(82,334)	—

Total	1,440,212	712,238	436,074	654,813	(83,094)	3,160,243
Operating cost and expenses	1,358,843	640,433	410,830	641,588	(1,998)	3,049,696

Operating profit	81,369	71,805	25,244	13,225	(81,096)	110,547
Other income (deductions)	5,114	(735)	300	1,090	13,964	19,733

Income before income taxes	86,483	71,070	25,544	14,315	(67,132)	130,280

Total assets	812,553	242,923	286,749	446,674	2,836,715	4,625,614
Depreciation and amortization	56,814	30,381	11,781	40,406	88,443	227,825
Capital expenditures	46,536	19,814	7,244	24,079	64,054	161,727

2019:
Net sales:
External customers	1,749,165	806,425	437,456	598,653	1,600	3,593,299
Intersegment	2,942	989	1,069	89,780	(94,780)	—

Total	1,752,107	807,414	438,525	688,433	(93,180)	3,593,299
Operating cost and expenses*	1,587,111	759,247	411,781	669,041	(8,301)	3,418,879

Operating profit	164,996	48,167	26,744	19,392	(84,879)	174,420
Other income (deductions)	5,439	1,499	539	33	13,563	21,073

Income before income taxes	170,435	49,666	27,283	19,425	(71,316)	195,493

Total assets	878,705	313,141	273,525	409,587	2,896,960	4,771,918
Depreciation and amortization	59,061	35,805	11,760	40,732	89,969	237,327
Capital expenditures	51,680	24,016	7,074	33,458	95,000	211,228

2018:
Net sales:
External customers	1,865,056	969,660	437,305	679,916	—	3,951,937
Intersegment	3,299	775	273	101,971	(106,318)	—

Total	1,868,355	970,435	437,578	781,887	(106,318)	3,951,937
Operating cost and expenses	1,651,272	843,599	408,739	722,501	(16,626)	3,609,485

Operating profit	217,083	126,836	28,839	59,386	(89,692)	342,452
Other income (deductions)	8,280	4,179	640	2,284	4,557	19,940

Income before income taxes	225,363	131,015	29,479	61,670	(85,135)	362,392

Total assets	937,607	371,944	247,282	390,282	2,955,840	4,902,955
Depreciation and amortization	66,107	38,054	9,365	39,926	98,102	251,554
Capital expenditures	48,415	25,712	7,454	23,887	95,036	200,504

*
During 2019, the Company implemented a restructuring plan centered in Europe with the goal of reorganizing sales structure and improving profitability mainly in the Office Business Unit. The employee severance charges in the Office Business Unit under the plan for the year ended December 31, 2019 were ¥15,621 million and most of the charges are included in selling, general and administrative expenses in the consolidated statements of income. The balance of the related employee severance liability as of December 31, 2019 is ¥10,225 million. The restructuring charges for the years ended December 31, 2020 and 2018 were not significant.

Product Sales to External Customers for Each Segment
Information about sales by product and service to external customers for each segment for the years ended December 31, 2020, 2019 and 2018 is as follows:

	Years ended December 31
	2020	2019	2018
	(Millions of yen)
Office
Monochrome copiers	204,574	261,964	280,035
Color copiers	304,689	382,845	403,522
Printers	502,156	624,601	702,378
Others	425,769	479,755	479,121

Total	1,437,188	1,749,165	1,865,056
Imaging System
Cameras	347,240	466,306	594,567
Inkjet printers	317,371	285,821	318,382
Others	46,706	54,298	56,711

Total	711,317	806,425	969,660
Medical System
Diagnostic equipment	435,368	437,456	437,305

Industry and Others
Lithography equipment	142,516	157,160	199,722
Others	434,614	441,493	480,194

Total	577,130	598,653	679,916

Corporate	(760)	1,600	—

Consolidated	3,160,243	3,593,299	3,951,937

Information by Major Geographic Area
Information by major geographic area as of and for the years ended December 31, 2020, 2019 and 2018 is as follows:

	2020	2019	2018
	(Millions of yen)
Net sales:
Japan	806,305	872,534	869,577
Americas	852,451	1,029,078	1,076,402
Europe	795,616	882,480	1,015,428
Asia and Oceania	705,871	809,207	990,530

Total	3,160,243	3,593,299	3,951,937

Long-lived assets:
Japan	1,011,109	1,053,074	1,046,065
Americas	133,648	148,669	129,989
Europe	175,516	191,050	169,357
Asia and Oceania	143,265	159,217	136,602

Total	1,463,538	1,552,010	1,482,013